EMPLOYEE STOCK PLANS - Valuation Assumptions (Details) - $ / shares	3 Months Ended		12 Months Ended
	Dec. 28, 2018	Dec. 29, 2017	Sep. 27, 2019
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 9 months 18 days	4 years 2 months 12 days	4 years 7 months 6 days
Risk-free interest rate	2.60%	1.60%	2.50%
Expected volatility	31.80%	23.60%	33.90%
Expected dividend	0.00%	0.00%	0.00%
Weighted average fair value at grant date (in USD per share)	$ 11.57	$ 8.08	$ 10.19
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 months	6 months	6 months
Risk-free interest rate	2.00%	1.00%	2.50%
Expected volatility	34.10%	28.00%	43.90%
Expected dividend	0.00%	0.00%	0.00%
Weighted average fair value at grant date (in USD per share)	$ 8.92	$ 7.81	$ 7.81